Loans and Allowance for Loan Losses - Schedule of Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Recorded Balance
Recorded balance, loans without a specific valuation allowance	$ 1,036	$ 559
Recorded balance, loans with a specific valuation allowance	0	400
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	1,036	559
Unpaid principal balance, loans with a specific valuation allowance	0	400
Specific Allowance	0	85
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	1,110	602
Average investment in impaired loans, loans with a specific valuation allowance	0	407
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	44	24
Interest income recognized, loans with a specific valuation allowance	0	1
Commercial loans
Recorded Balance
Recorded balance, loans without a specific valuation allowance	71	57
Recorded balance, loans with a specific valuation allowance	0	0
Recorded balance, total	71	57
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	71	57
Unpaid principal balance, loans with a specific valuation allowance	0	0
Unpaid principal balance, total	71	57
Specific Allowance	0	0
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	71	59
Average investment in impaired loans, loans with a specific valuation allowance	0	0
Average investment in impaired loans, total	71	59
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	13	2
Interest income recognized, loans with a specific valuation allowance	0	1
Interest income recognized, total	13	3
Commercial real estate
Recorded Balance
Recorded balance, loans without a specific valuation allowance	371	409
Recorded balance, loans with a specific valuation allowance	0	400
Recorded balance, total	371	809
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	371	409
Unpaid principal balance, loans with a specific valuation allowance	0	400
Unpaid principal balance, total	371	809
Specific Allowance	0	85
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	356	444
Average investment in impaired loans, loans with a specific valuation allowance	0	407
Average investment in impaired loans, total	356	851
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	8	18
Interest income recognized, loans with a specific valuation allowance	0	0
Interest income recognized, total	8	18
Installment loans
Recorded Balance
Recorded balance, loans without a specific valuation allowance	594	93
Recorded balance, loans with a specific valuation allowance	0	0
Recorded balance, total	594	93
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	594	93
Unpaid principal balance, loans with a specific valuation allowance	0	0
Unpaid principal balance, total	594	93
Specific Allowance	0	0
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	683	99
Average investment in impaired loans, loans with a specific valuation allowance	0	0
Average investment in impaired loans, total	683	99
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	23	4
Interest income recognized, loans with a specific valuation allowance	0	0
Interest income recognized, total	$ 23	$ 4